RULE 497 (e)
                                     033-61122, 033-02460, 033-74092, 333-40309,
                                               333-90737, 333-53836, 333-124048,
                                                          333-112217, 333-112372
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT K

                          SUPPLEMENT DATED JULY 5, 2005
                         TO PROSPECTUS DATED MAY 1, 2005

         Effective July 5, 2005 the chart set forth under the heading "Allocation of Purchase Payment" describing the early cut-off times for certain Rydex Portfolios is hereby deleted in its entirety and replaced with the chart set forth below:

-------------------------------------------------------------------------------------------------------------

                                        15 MINUTES BEFORE NYSE CLOSE
-------------------------------------------------------------------------------------------------------------
Nova                                      U.S. Government Bond            Large-Cap Europe
----------------------------------------- ------------------------------- -----------------------------------
Ursa                                      Juno                            Large-Cap Japan
----------------------------------------- ------------------------------- -----------------------------------
OTC                                       Medius                          Titan 500
----------------------------------------- ------------------------------- -----------------------------------
Arktos                                    Mekros                          Velocity 100
----------------------------------------- ------------------------------- -----------------------------------
Inverse Dynamic Dow 30                    Inverse Mid-Cap                 Inverse Small-Cap
----------------------------------------- ------------------------------- -----------------------------------
Large-Cap Growth                          Large-Cap Value                 Long Dynamic Dow 30
----------------------------------------- ------------------------------- -----------------------------------
Mid-Cap Growth                            Mid-Cap Value                   Sector Rotation
----------------------------------------- ------------------------------- -----------------------------------
Small-Cap Growth                          Small-Cap Value                 U.S. Govt Money Mkt
-------------------------------------------------------------------------------------------------------------

                                        30 MINUTES BEFORE NYSE CLOSE
-------------------------------------------------------------------------------------------------------------
Banking                                   Energy                          Precious Metals
----------------------------------------- ------------------------------- -----------------------------------
Basic Materials                           Energy Services                 Real Estate
----------------------------------------- ------------------------------- -----------------------------------
Biotechnology                             Financial Services              Retailing
----------------------------------------- ------------------------------- -----------------------------------
Consumer Products                         Health Care                     Technology
----------------------------------------- ------------------------------- -----------------------------------
Electronics                               Internet                        Telecommunication
----------------------------------------- ------------------------------- -----------------------------------
Leisure                                   Transportation                  Utilities
----------------------------------------- ------------------------------- -----------------------------------

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE. JNL-PROS-S-6.05